Derivative Financial Instruments and Hedge Accounting - Summary of Amounts Related to Items Designated as Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Hedging gains/(losses) recognised in OCI	£ 0
Financial liabilities - derivative financial instruments [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedging instruments	(17)	£ (21)
Change in value of hedging instrument used to determine hedge ineffectiveness	3	13
Nominal amounts of hedging instruments	(355)	(722)
Hedging gains/(losses) recognised in OCI	3	13
Hedge ineffectiveness recognised in profit or loss	0	0
Financial liabilities - borrowings [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedging instruments	(246)	(246)
Change in value of hedging instrument used to determine hedge ineffectiveness	1	10
Nominal amounts of hedging instruments	(246)	(246)
Hedging gains/(losses) recognised in OCI	1	10
Hedge ineffectiveness recognised in profit or loss	£ 0	£ 0